Cost of sales	12 Months Ended
Dec. 31, 2018
Cost Of Sales
Cost of sales

19.      Cost of sales

This caption is made up as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products, note 8(a)	27,386	21,427	22,929
Beginning balance of work in progress, note 8(a)	105,882	107,882	88,349
Consumption of miscellaneous supplies	265,576	232,840	246,033
Maintenance and third-party services	181,128	167,735	172,781
Depreciation and amortization	117,273	109,262	94,726
Shipping costs	107,221	103,928	95,031
Personnel expenses, note 22(b)	84,190	76,523	90,139
Costs of packaging	38,483	32,011	35,924
Other manufacturing expenses	19,871	14,616	19,927
Ending balance of goods and finished products, note 8(a)	(16,832)	(27,386)	(21,427)
Ending balance of work in progress, note 8(a)	(133,972)	(105,882)	(107,882)

	796,206	732,956	736,530